Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Balance, beginning of period	$ 33,000	$ 24,000
Revenue recognized during the period	89,000	101,000
Amounts invoiced	76,000	92,000
Balance, end of period	$ 46,000	$ 33,000